IMPAIRMENT - Sensitivity to changes in assumptions (Details)	12 Months Ended
Dec. 31, 2017 item
Sensitivity to changes in assumptions
Budget and forecast period for impairment on goodwill (in years)	5 years
Bangladesh
Sensitivity to changes in assumptions
CGUs with limited headroom	82
Change in assumptions by 1%, discount rate	(33.00%)
Change in assumptions by 1%, terminal growth rate	(17.00%)
Uzbekistan
Sensitivity to changes in assumptions
CGUs with limited headroom	15
Change in assumptions by 1%, discount rate	(9.00%)
Change in assumptions by 1%, average growth rate	(3.00%)
Change in assumptions by 1%, average Capital Expenditure/Revenue	(1.00%)
Change in assumptions by 1%, terminal growth rate	(7.00%)
Georgia
Sensitivity to changes in assumptions
CGUs with limited headroom	9